Cash and cash equivalents and restricted cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and restricted cash and cash equivalents
Schedule of cash and cash equivalents balance

	December 31, 2024		December 31, 2025
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	276,110	276,110	267,637	267,637
RMB	753,707	104,847	371,282	52,823
Others	N/A	63,804	N/A	53,788
Total		444,761		374,248